DIVIDENDS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Dividend [Abstract]
Dividend Disclosure [Text Block]
4. DIVIDENDS

On August 22, 2012, the Company’s Board of Directors declared that the Company’s stockholders were entitled to receive one share of restricted F Non – Convertible Preferred Stock for every 100 shares of common stock owned by the stockholders as of September 28, 2012 (the “Record Date”), with lesser or greater amounts being rounded up to the nearest 100 shares of common stock for purpose of the computing the dividend. The holders of record of shares of Series F Non – Convertible Preferred Stock shall be entitled to a coupon payment directly from the Company at the redemption rate of $3.40 per share and be payable on May 30, 2014.

As of September 30, 2012, the Company had issued 91,931,287 issued and outstanding shares common stock.

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	September 30, 2013	September 30, 2012	September 30, 2013	September 30, 2012

Dividend	$-	$3,125,661	$-	$3,125,661

6.	DIVIDENDS

On October 10, 2011, the Company declared a cash dividend of $0.01 share, to be paid on November 15, 2011 to the stockholders as of the close of business on October 30, 2011.

On August 22, 2012, the Company’s Board of Directors declared that the Company’s stockholders were entitled to receive one share of restricted Series F Non-convertible Preferred Stock for every 100 shares of Common Stock owned by the stockholders as of September 28, 2012, with lesser or greater amounts being rounded up to the nearest 100 shares of common stock for purpose of the computing the dividend. The holders of record of shares of Series F Non - Convertible Preferred Stock shall be entitled to a coupon payment directly from the Company at the redemption rate of $3.40 per share and be payable on May 30, 2014.

On December 6, 2012,   the Company's Board of Directors has declared cash dividend on its Common Stock, payable in the amount of $0.01 for every one share issued and outstanding as of December 26, 2012, with a distribution date of January 15, 2013.

	2012	2011
Cash dividend
95,130,730 (2011: 51,950,974) outstanding shares of $0.01	$951,307	$519,509
Deferred stock dividend
91,931,287 outstanding shares of $0.01 (2011: 0)	3,125,661	-
	$4,076,968	$519,509